PARENT COMPANY INFORMATION - Parent Company Cash Flow Statements (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Operating (loss)/profit		$ (4)	$ (85)	$ 213
Settlement of tax on employee awards		(22)	(10)	(1)
Impact from foreign exchange movements		(11)	(3)	(3)
(Increase)/decrease in other assets		(415)	72	16
Decrease in other liabilities	[1]	49	197	(16)
Cash (used in)/provided by operations		(292)	63	395
Interest received		42	15	1
Net cash (outflow)/inflow from operating activities		(315)	(4)	353
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash outflow from investing activities		(98)	(223)	(14)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of ordinary shares		4	2	1
Net cash outflow from financing activities		(46)	(100)	(94)
Net (decrease)/increase in cash and cash equivalents		(458)	(328)	244
Cash and cash equivalents		316	774	1,102	$ 858
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Operating (loss)/profit		52	117	104
Settlement of tax on employee awards		0	(10)	(1)
Impact from foreign exchange movements		0	(1)	0
(Increase)/decrease in other assets		(2)	5	(7)
(Increase)/decrease in amounts due from subsidiaries		(1)	(1)	3
Increase/(decrease) in trade and other payables		(1)	3	(1)
(Decrease)/increase in amounts due to subsidiaries		(40)	49	1
Decrease in other liabilities		(8)	(10)	(8)
Cash (used in)/provided by operations		0	152	91
Interest received		3	1	0
Taxes refunded - Group relief		0	0	11
Net cash (outflow)/inflow from operating activities		3	153	102
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in subsidiaries		0	(26)	0
Net cash outflow from investing activities		0	(26)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of ordinary shares		4	2	1
Shares repurchased and canceled		(33)	(90)	(101)
Net cash outflow from financing activities		(29)	(88)	(100)
Net (decrease)/increase in cash and cash equivalents		(26)	39	2
Cash and cash equivalents		$ 34	$ 60	$ 21	$ 19

[1]	Changes in the line item provisions and other liabilities for 2023 include litigation settlement payments totaling $195m (2022: $108m; 2021: $19m) and excludes $29m in 2023 non-cash assumption of provisions in the acquisition of a business. Refer to Note 19.